Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Oct. 30, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Oct. 31, 2016	Nov. 20, 2015	Oct. 31, 2015	Oct. 31, 2014
Capital Income Builder - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class A (with sales charge)
Account Value	$ 16,258		$ 13,090		$ 12,666		$ 13,983		$ 11,127		$ 11,660	$ 10,523	$ 10,867			$ 9,616		$ 9,360	$ 9,425
Capital Income Builder - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class C (with sales charge)
Account Value	$ 16,219		13,058		12,635		14,051		11,265		11,892	10,816	11,259			10,042		9,852	10,000
Capital Income Builder - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class T (with sales charge)
Account Value	$ 15,859		12,736		12,294		13,537		10,747		11,231	10,112	10,421	$ 9,751
Capital Income Builder - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class F-1
Account Value	$ 17,139		13,808		13,370		14,768		11,757		12,325	11,131	11,506			10,189		9,924	10,000
Capital Income Builder - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class F-2
Account Value	$ 17,611		14,148		13,661		15,047		11,947		12,490	11,249	11,597			10,242		9,951	10,000
Capital Income Builder - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class F-3
Account Value	$ 16,862		13,533		13,054		14,364		11,391		11,897	10,706	11,023		$ 10,000
Capital Income Builder - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class 529-A (with sales charge)
Account Value	$ 16,551		13,328		12,903		14,248		11,343		11,888	10,738	11,097			9,829		9,574	9,651
Capital Income Builder - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class 529-C (with sales charge)
Account Value	$ 16,509		13,295		12,871		14,212		11,315		11,858	10,791	11,238			10,028		9,844	10,000
Capital Income Builder - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class 529-E
Account Value	$ 16,769		13,535		13,135		14,538		11,598		12,183	11,027	11,421			10,139		9,898	10,000
Capital Income Builder - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class 529-T (with sales charge)
Account Value	$ 15,798		12,692		12,256		13,501		10,724		11,215	10,104	10,417	9,751
Capital Income Builder - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class 529-F-1
Account Value	$ 17,503		14,074		13,602		14,997		11,917		12,461	11,229	11,579			10,231		9,945	10,000
Capital Income Builder - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class 529-F-2
Account Value	$ 14,746	$ 13,312	11,846	$ 12,575	11,437	$ 12,240	12,597	$ 12,145		$ 10,000
Capital Income Builder - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class 529-F-3
Account Value	$ 14,768	13,329	11,857	12,586	11,444	12,246	12,600	12,147		10,000
Capital Income Builder - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class R-1
Account Value	$ 15,949		12,938		12,617		14,035		11,254		11,883	10,812	11,256			10,040		9,851	10,000
Capital Income Builder - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class R-2
Account Value	$ 15,957		12,945		12,624		14,043		11,260		11,890	10,818	11,261			10,045		9,856	10,000
Capital Income Builder - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class R-2E
Account Value	$ 16,447		13,305		12,937		14,350		11,473		12,080	10,957	11,373			10,114		9,889	10,000
Capital Income Builder - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class R-3
Account Value	$ 16,675		13,468		13,077		14,480		11,560		12,152	11,006	11,407			10,130		9,896	10,000
Capital Income Builder - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class R-4
Account Value	$ 17,189		13,841		13,398		14,793		11,774		12,339	11,142	11,513			10,193		9,927	10,000
Capital Income Builder - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class R-5E
Account Value	$ 17,791		14,297		13,813		15,220		12,090		12,645	11,394	11,751			10,382	$ 10,000
Capital Income Builder - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class R-5
Account Value	$ 17,711		14,220		13,721		15,105		11,986		12,522	11,274	11,614			10,251		9,955	10,000
Capital Income Builder - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class R-6
Account Value	$ 17,798		14,285		13,778		15,159		12,024		12,556	11,299	11,634			10,265		9,961	10,000
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index)
Account Value	$ 23,808	14,543	17,929	12,381	16,225	12,131	20,270	12,829	14,766	10,000	14,078	12,503	12,568	10,000	10,000	10,201	10,000	9,997	10,000
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index
Account Value	$ 19,568	12,606	15,558	11,299	14,477	11,130	17,762	11,872	14,217	10,000	13,435	11,933	12,035	10,000	10,000	10,366	10,000	10,077	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	$ 8,840	$ 10,487	$ 8,971	$ 10,450	$ 9,010	$ 12,393	$ 9,848	$ 12,453	$ 10,000	$ 11,727	$ 10,517	$ 10,737	$ 10,000	$ 10,000	$ 10,641	$ 10,000	$ 10,196	$ 10,000